SCHEDULE OF EFFECTIVE INCOME TAX RATE (Details)	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Significant Change in Unrecognized Tax Benefits is Reasonably Possible [Line Items]
Income Tax Rate	17.00%	17.00%
FRANCE
Significant Change in Unrecognized Tax Benefits is Reasonably Possible [Line Items]
Sales tax Rate	20.00%	20.00%
Income Tax Rate	25.00%	25.00%
AUSTRALIA
Significant Change in Unrecognized Tax Benefits is Reasonably Possible [Line Items]
Sales tax Rate	10.00%	10.00%
Income Tax Rate	30.00%	30.00%
KOREA, REPUBLIC OF
Significant Change in Unrecognized Tax Benefits is Reasonably Possible [Line Items]
Sales tax Rate	10.00%	10.00%
Income Tax Rate	10.00%	10.00%
JAPAN
Significant Change in Unrecognized Tax Benefits is Reasonably Possible [Line Items]
Sales tax Rate	10.00%	10.00%
JAPAN | Minimum [Member]
Significant Change in Unrecognized Tax Benefits is Reasonably Possible [Line Items]
Income Tax Rate	32.10%	32.10%
JAPAN | Maximum [Member]
Significant Change in Unrecognized Tax Benefits is Reasonably Possible [Line Items]
Income Tax Rate	33.60%	33.60%
UNITED KINGDOM
Significant Change in Unrecognized Tax Benefits is Reasonably Possible [Line Items]
Sales tax Rate	20.00%	20.00%
Income Tax Rate	25.00%	25.00%
SINGAPORE
Significant Change in Unrecognized Tax Benefits is Reasonably Possible [Line Items]
Sales tax Rate	9.00%	9.00%
Income Tax Rate	17.00%	17.00%